Organization and Basis of Presentation - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 13, 2023	May 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Date of incorporation			Nov. 30, 2014	Nov. 30, 2014
Accumulated deficit			$ 292,004	$ 261,665	$ 180,085
Restructuring and Related Cost, Number of Positions Eliminated, Period Percent	55.00%
Reduction in force		55.00%